Components of Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Securities: [Abstract]
Unrealized holding (losses) gains on available for sale securities, Before Tax Amount	$ (5,012)		$ 1,905		$ 3,058
Unrealized holding (losses) gains on available for sale securities, Tax Effects	1,704		(647)		(1,040)
Unrealized holding (losses) gains on available for sale securities, Net of Tax Amount	(3,308)		1,258		2,018
Reclassification adjustment for losses (gains) realized in net income, Before Tax Amount	1,155		(273)		(486)
Reclassification adjustment for losses (gains) realized in net income, Tax Effects	(393)		93		165
Reclassification adjustment for losses (gains) realized in net income, Net of Tax Amount	762	[1]	(180)	[1]	(321)	[1]
Credit portion of OTTI losses recognized in net income, Before Tax Amount	8		123		148
Credit portion of OTTI losses recognized in net income, Tax Effects	(3)		(42)		(50)
Credit portion of OTTI losses recognized in net income, Net of Tax Amount	5		81		98
Noncredit portion of OTTI gains (losses) on available for sale securities, Before Tax Amount	266		1,416		(1,730)
Noncredit portion of OTTI gains (losses) on available for sale securities, Tax Effects	(90)		(482)		588
Noncredit portion of OTTI gains (losses) on available for sale securities, Net of Tax Amount	176		934		(1,142)
Net unrealized holding (losses) gains on available for sale securities, Before Tax Amount	(3,583)		3,171		990
Net unrealized holding (losses) gains on available for sale securities, Tax Effects	1,218		(1,078)		(337)
Net unrealized holding (loss) gain on available for sale securities	(2,365)		2,093		653
Derivative instrument: [Abstract]
Change in fair value of effective cash flow hedging derivative, Before Tax Amount	158		(8)		(333)
Change in fair value of effective cash flow hedgeing derivative, Tax Effects	(54)		3		113
Change in fair value of effective cash flow hedging derivative, Net of Tax Amount	104		(5)		(220)
Other comprehensive income, Before Tax Amount	(3,425)		3,163		657
Other comprehensive income, Tax Effects	1,164		(1,075)		(224)
Other comprehensive (loss) income	$ (2,261)		$ 2,088		$ 433

[1]	(1) Amounts are included in net gain (loss) on the sale of securities in noninterest income on the consolidated statements of operations. Income tax expense (benefit) associated with the reclassification adjustment for the years ended December 31, 2013, 2012 and 2011 was $(393,000), $93,000 and $165,000, respectively.